Hartford Climate Opportunities Fund Investment Strategy - Hartford Climate Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing in securities of U.S. and foreign issuers, including non-dollar securities and securities of emerging market issuers. The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any market capitalization. The Fund focuses its investments on equity securities and equity related investments. Under normal market conditions, the Fund invests at least 80% of its assets in securities of issuers that seek opportunities to address or benefit from climate change, which include but are not limited to companies classified as promoting clean and/or efficient energy, sustainable transportation, water and/or resource management, companies exhibiting low-carbon leadership and businesses that service such companies. The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Hartford Funds Management Company, LLC (the “Investment Manager”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers: Wellington Management Company LLP (“Wellington Management”), and Schroders, comprised of Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, “Schroders”). Each sub-adviser manages its segment of the Fund’s assets to correspond with its distinct investment style and strategy, as described below, in a manner consistent with the Fund’s investment objective, strategies, and restrictions. The Investment Manager may allocate assets from or towards each sub-adviser from time to time and may reallocate assets between the sub-advisers. Wellington Management and Schroders act independently of each other and each uses its own methodology for selecting investments. The Fund may trade securities actively.Wellington Management: For its portion of the Fund, Wellington Management uses fundamental research, bottom-up approach and analysis to identify companies it believes represent attractive investments and also address climate challenges and/or seek to improve the efficiency of resource consumption. In doing so, Wellington Management invests the Fund’s assets in companies engaged in climate mitigation or adaptation solutions across the following categories, which could change over time: low carbon electricity, energy efficiency, low carbon transportation, water and resource management, and/or climate resilient infrastructure, or otherwise involved in seeking to address climate mitigation or adaptation. Companies offering climate mitigation or adaptation solutions are not necessarily low carbon emitters. Although Wellington Management may invest the Fund’s assets across different sectors and countries, including emerging market issuers, and has no limit on the amount it may invest in any single sector or country, it generally can be expected to emphasize investments in the utilities and industrial sectors, as these sectors tend to include companies that address climate mitigation and adaptation and/or seek to improve the efficiency of resource consumption. The Fund may invest in securities of issuers of any market capitalization, including mid- capitalization and small-capitalization securities. In addition to its focus on climate stewardship, Wellington Management also may consider financially material environmental, social and/or governance (“ESG”) characteristics (where available for a company) to assess the risk and return potential of a company. Schroders: For its portion of the Fund, Schroders seeks to exploit opportunities in the securities of companies that it believes have already recognized threats posed by climate change and are embracing these challenges ahead of their peers, companies that form part of the solution to problems arising from climate change or companies that seek to benefit from efforts to accommodate or limit the impact of global climate change. These companies can typically be classified as contributing to one or more themes related to climate change, including clean energy, energy efficiency, environmental resources, sustainable transportation, and low carbon leaders. Schroders currently considers a company to be a low carbon leader if such company has a low carbon cost structure relative to peers or if such company’s products/services/corporate cultures promote new, low carbon business models. Schroders relies on a fundamental, research-driven, bottom-up approach to identify issuers it believes will benefit from efforts to accommodate or limit the impact of global climate change and have the potential for capital growth. Schroders considers factors such as a company’s potential for above average earnings growth, a security’s attractive relative valuation, and whether a company has proprietary advantages. In addition, Schroders integrates financially material ESG characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to Schroders overall evaluation of the risk and return potential of an investment. Although Schroders may invest the Fund’s assets across different sectors and countries, including emerging markets, and has no limit on the amount it may invest in any single sector or country, it generally can be expected to emphasize investments in the industrial sector, as this sector tends to include companies that are beneficiaries of efforts to mitigate or adapt to the impact of climate change.